Vessels in Operation - Vessels Acquisitions 2024 (Table) (Details) Pure in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) [1]
Sydney Express [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	9,019
Year Built	2016
Property, Plant and Equipment, Additions	$ 68,500
Delivery Date	December 6, 2024
Istanbul Express [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	9,019
Year Built	2016
Property, Plant and Equipment, Additions	$ 68,500
Delivery Date	December 11, 2024
Bremerhaven Express [Member]
Property, Plant and Equipment [Line Items]
Capacity in TEUs	9,019
Year Built	2015
Property, Plant and Equipment, Additions	$ 68,500
Delivery Date	December 30, 2024

[1]	The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.